Shareholders' equity - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Amounts available for distributions	¥ 538,021,000,000	¥ 483,126,000,000	¥ 480,471,000,000
Investee undistributed earnings equity method	125,944,000,000	50,922,000,000	77,145,000,000
Change in cumulative translation adjustment including reclassification adjustment, net of tax	9,844,000,000
Amount of income tax benefit allocated to reclassification adjustment	2,985,000,000
Dividends on common stock per share	¥ 8	¥ 6	¥ 8
Minimum tradable quantity of share lot	100
Common stock held in treasury, shares	111,602,349	159,078,706
Common stock held in treasury, value	70,514,000,000	99,819,000,000
Total number of shares authorized for repurchase	40,000,000
Total value of shares authorized for repurchase	35,000,000,000
Repurchased shares of common stock	40,000,000
Repurchased shares of common stock at cost	32,470,000,000
Affiliated companies
Class of Stock [Line Items]
Common stock held in treasury, shares	1,257,966	908,498	1,062,910
Common stock held in treasury, value	¥ 2,161,000,000	¥ 1,985,000,000	¥ 2,189,000,000